Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending November 30, 2013

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $1,864,982.38 Remitted: $1,820,205.89 *

*Includes $83,958.02 collected in October and remitted in November.  Difference between total collected and total remitted amount reflects $128,734.51 collected in November and remitted in December.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of December, 2013

ENTERGY LOUISIANA, LLC, as Servicer

By:          /s/ Frank Williford
Name: Frank Williford
Title: Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For Month Ending: December 31, 2013

Investment Cost Recovery Total	IRC Remittances During Month Collected: $1,590,734.41 Remitted: $1,683,102.64 *

*Includes $128,734.51 collected in November and remitted in December.  Difference between total collected and total remitted amount reflects $36,366.28 collected in December and remitted in January 2014.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of January 2014.

ENTERGY LOUISIANA, LLC, as Servicer

By:         /s/ Frank Williford
Name: Frank Williford
Title: Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending January 31, 2014

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,827,736.01 Remitted: $ 1,788,372.51*

*Includes $36,366.28 collected in December 2013 and remitted in January.  Difference between total collected and total remitted amount reflects $75,729.78 collected in January and remitted in February.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of    February 2014

ENTERGY LOUISIANA, LLC, as Servicer

By:          /s/ Frank Williford
Name: Frank Williford
Title: Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending February 28, 2014

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,958,835.49 Remitted: $ 1,951,667.06*
*Includes $ 75,729.78 collected in January and remitted in February.  Difference between total collected and total remitted amount reflects $ 82,898.21 collected in February and remitted in March.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of March 2014.

ENTERGY LOUISIANA, LLC, as Servicer

By:          /s/ Stacey Lousteau
Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending March 31, 2014

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,004,677.53 Remitted: $1,968,625.98 *

*Includes $82,898.21 collected in February and remitted in March.  Difference between total collected and total remitted amount reflects $118,949.76 collected in March and remitted in April.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of April 2014.

ENTERGY LOUISIANA, LLC, as Servicer

By:          /s/ Stacey Lousteau
Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending April 30, 2014

Investment Cost Recovery Group	IRC’s Collected and Remitted
Total	Collected: $1,811,756.65 Remitted: $1,852,066.45 *

*Includes $ 118,949.76 collected in March and remitted in April. Difference between total collected and total remitted amount reflects $78,639.96 collected in April and remitted in May.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of May 2014.

ENTERGY LOUISIANA, LLC, as Servicer

By:          /s/ Stacey Lousteau
Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer